Fair value measurement	12 Months Ended
Dec. 31, 2020
Fair value measurement
Fair value measurement

C2  Fair value measurement

The Group holds financial investments in accordance with IAS 39, whereby subject to specific criteria, financial instruments are required to be accounted for under one of the following categories:

-

Financial assets and liabilities at fair value through profit or loss – this comprises assets and liabilities designated by management as fair value through profit or loss on inception and derivatives. This includes instruments that are managed and the performance evaluated on a fair value basis and includes liabilities related to net assets attributable to unit holders of consolidated investment funds and, in Asia, policyholder liabilities for investment contracts without discretionary participation features. All investments within this category are measured at fair value with all changes thereon being recognised in investment return in the income statement;

-

Financial investments on an available-for-sale basis – this comprises assets that are designated by management as available-for-sale and/or do not fall into any of the other categories. These assets are initially recognised at fair value plus attributable transaction costs. Available-for-sale assets are subsequently measured at fair value. Interest income is recognised on an effective interest basis in the income statement. The effective interest rate is the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument or, when appropriate, a shorter period to the net carrying amount of the financial asset. Except for foreign exchange gains and losses on the amortised cost of the debt securities, which are included in the income statement, unrealised gains and losses are recognised in other comprehensive income. Upon disposal or impairment, accumulated unrealised gains and losses are transferred from other comprehensive income to the income statement as realised gains or losses; and

-

Loans and receivables – except for those designated as fair value through profit or loss or available-for-sale, these instruments comprise non-quoted investments that have fixed or determinable payments. These instruments include loans collateralised by mortgages, deposits, loans to policyholders and other unsecured loans and receivables. These investments are initially recognised at fair value plus transaction costs. Subsequently, these instruments are carried at amortised cost using the effective interest method.

The Group uses the trade date method to account for regular purchases and sales of financial assets.

C2.1Determination of fair value

The fair values of the financial instruments for which fair valuation is required under IFRS Standards are determined by the use of current market bid prices for exchange-quoted investments, or by using quotations from independent third parties, such as brokers and pricing services or by using appropriate valuation techniques.

The estimated fair value of derivative financial instruments reflects the estimated amount the Group would receive or pay in an arm's-length transaction. This amount is determined using quoted prices if exchange listed, quotations from independent third parties or valued internally using standard market practices.

Other than the loans which have been designated at fair value through profit or loss, the carrying value of loans and receivables is presented net of provisions for impairment. The fair value of loans is estimated from discounted cash flows expected to be received. The discount rate used is updated for the market rate of interest where applicable.

The fair value of the subordinated and senior debt issued by the Parent Company is determined using quoted prices from independent third parties.

The fair value of financial liabilities (other than subordinated debt, senior debt and derivative financial instruments) is determined using discounted cash flows of the amounts expected to be paid.

Valuation approach for level 2 fair valued assets and liabilities

A significant proportion of the Group’s level 2 assets are corporate bonds, structured securities and other non-national government debt securities. These assets, in line with market practice, are generally valued using a designated independent pricing service or quote from third-party brokers. These valuations are subject to a number of monitoring controls, such as comparison to multiple pricing sources where available, monthly price variances, stale price reviews and variance analysis on prices achieved on subsequent trades.

When prices are not available from pricing services, quotes are sourced directly from brokers. Prudential seeks to obtain a number of quotes from different brokers so as to obtain the most comprehensive information available on their executability. Where quotes are sourced directly from brokers, the price used in the valuation is normally selected from one of the quotes based on a number of factors, including the timeliness and regularity of the quotes and the accuracy of the quotes considering the spreads provided. The selected quote is the one which best represents an executable quote for the security at the measurement date.

Generally, no adjustment is made to the prices obtained from independent third parties. Adjustment is made in only limited circumstances, where it is determined that the third-party valuations obtained do not reflect fair value (eg either because the value is stale and/or the values are extremely diverse in range). These are usually securities which are distressed or that could be subject to a debt restructure or where reliable market prices are no longer available due to an inactive market or market dislocation. In these instances, prices are derived using internal valuation techniques including those as described below in this note with the objective of arriving at a fair value measurement that reflects the price at which an orderly transaction would take place between market participants on the measurement date. The techniques used require a number of assumptions relating to variables such as credit risk and interest rates. Examples of such variables include an average credit spread based on the corporate bond universe and the relevant duration of the asset being valued. Prudential determines the input assumptions based on the best available information at the measurement dates. Securities valued in such manner are classified as level 3 where these significant inputs are not based on observable market data.

Valuation approach for level 3 fair valued assets and liabilities

Investments valued using valuation techniques include financial investments which by their nature do not have an externally quoted price based on regular trades, and financial investments for which markets are no longer active as a result of market conditions, eg market illiquidity. The valuation techniques used include comparison to recent arm’s-length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, option-adjusted spread models and, if applicable, enterprise valuation.

The Group’s valuation policies, procedures and analyses for instruments categorised as level 3 are overseen by Business Unit committees as part of the Group’s wider financial reporting governance processes. The procedures undertaken include approval of valuation methodologies, verification processes, and resolution of significant or complex valuation issues. In undertaking these activities, the Group makes use of the extensive expertise of its asset management functions. In addition, the Group has minimum standards for independent price verification to ensure valuation accuracy is regularly independently verified. Adherence to this policy is monitored across the business units.

C2.2Fair value measurement hierarchy of Group assets and liabilities

(i)Assets and liabilities carried at fair value on the statement of financial position

The table below shows the assets and liabilities carried at fair value analysed by level of the IFRS 13 'Fair Value Measurement' defined fair value hierarchy. This hierarchy is based on the inputs to the fair value measurement and reflects the lowest level input that is significant to that measurement.

All assets and liabilities held at fair value are classified as fair value through profit or loss, except for $34,650 million (31 December 2019: $58,302 million) of debt securities classified as available-for-sale, principally in the US operations. All assets and liabilities held at fair value are measured on a recurring basis. As of 31 December 2020, the Group did not have any financial instruments that are measured at fair value on a non-recurring basis.

Financial instruments at fair value

	31 Dec 2020 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
		note (i)	note (ii)
Loans	—	416	3,461	3,877
Equity securities and holdings in collective investment schemes	272,863	5,224	548	278,635
Debt securities	75,998	49,769	62	125,829
Other investments (including derivative assets)	123	2,477	1,866	4,466
Derivative liabilities	(298)	(184)	—	(482)
Total financial investments, net of derivative liabilities	348,686	57,702	5,937	412,325
Investment contract liabilities without discretionary participation features held at fair value	—	(792)	—	(792)
Net asset value attributable to unit holders of consolidated investment funds	(5,464)	(17)	(494)	(5,975)
Other financial liabilities held at fair value	—	—	(3,589)	(3,589)
Total financial instruments at fair value	343,222	56,893	1,854	401,969
Percentage of total (%)	86%	14%	0%	100%

Analysed by business type:
Financial investments, net of derivative liabilities at fair value:
With-profits	78,203	11,481	395	90,079
Unit-linked and variable annuity separate account	244,206	1,075	—	245,281
Non-linked shareholder-backed business	26,277	45,146	5,542	76,965
Total financial investments, net of derivative liabilities at fair value	348,686	57,702	5,937	412,325
Other financial liabilities at fair value	(5,464)	(809)	(4,083)	(10,356)
Group total financial instruments at fair value	343,222	56,893	1,854	401,969

	31 Dec 2019 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
		note (i)	note (ii)
Loans	—	—	3,587	3,587
Equity securities and holdings in collective investment schemes	243,285	3,720	276	247,281
Debt securities	67,927	66,637	6	134,570
Other investments (including derivative assets)	70	1,676	1,301	3,047
Derivative liabilities	(185)	(207)	—	(392)
Total financial investments, net of derivative liabilities	311,097	71,826	5,170	388,093
Investment contract liabilities without discretionary participation features held at fair value	—	(1,011)	—	(1,011)
Net asset value attributable to unit holders of consolidated investment funds	(5,973)	(23)	(2)	(5,998)
Other financial liabilities held at fair value	—	—	(3,760)	(3,760)
Total financial instruments at fair value	305,124	70,792	1,408	377,324
Percentage of total (%)	81%	19%	0%	100%

Analysed by business type:
Financial investments, net of derivative liabilities at fair value:
With-profits	66,061	7,762	260	74,083
Unit-linked and variable annuity separate account	217,838	1,486	—	219,324
Non-linked shareholder-backed business	27,198	62,578	4,910	94,686
Total financial investments, net of derivative liabilities at fair value	311,097	71,826	5,170	388,093
Other financial liabilities at fair value	(5,973)	(1,034)	(3,762)	(10,769)
Group total financial instruments at fair value	305,124	70,792	1,408	377,324

Notes

(i)Of the total level 2 debt securities of $49,769 million at 31 December 2020 (31 December 2019: $66,637 million), $7,676 million (31 December 2019: $8,915 million) are valued internally. The majority of such securities are valued using matrix pricing, which is based on assessing the credit quality of the underlying borrower to derive a suitable discount rate relative to government securities of a comparable duration. Under matrix pricing, the debt securities are priced taking the credit spreads on comparable quoted public debt securities and applying these to the equivalent debt instruments factoring in a specified liquidity premium. The majority of the parameters used in this valuation technique are readily observable in the market and, therefore, are not subject to interpretation.

(ii)At 31 December 2020, the Group held $1,854 million (31 December 2019: $1,408 million) of net financial instruments at fair value within level 3. This represents less than 1 per cent (31 December 2019: less than 1 per cent) of the total fair valued financial assets net of financial liabilities.

Included within these net assets and liabilities are policy loans of $3,455 million (31 December 2019: $3,587 million) measured as the loan outstanding balance, plus accrued investment income, attached to acquired REALIC business and held to back the liabilities for funds withheld under reinsurance arrangements. The funds withheld liability of $3,609 million (31 December 2019: $3,760 million) is also classified within level 3. The fair value of the liabilities is equal to the fair value of the underlying assets held as collateral, which primarily consist of policy loans and debt securities. The assets and liabilities offset and therefore their movements have no impact on shareholders’ profit and equity.

Excluding the loans and funds withheld liability under Jackson’s REALIC reinsurance arrangements as described above, which amounted to a net liability of $(154) million (31 December 2019: $(173) million), the level 3 fair valued financial assets net of financial liabilities were a net asset of $2,008 million (31 December 2019: $1,581 million). Of this amount, equity securities of $3 million (31 December 2019:  nil) are internally valued, representing less than 0.2 per cent of the total fair valued financial assets net of financial liabilities. Internal valuations are inherently more subjective than external valuations. The $2,008 million referred to above includes the following items:

-

Private equity investments in both equity securities and limited partnerships within other financial investments of $1,970 million (31 December 2019:  $1,301 million) consisting of investments held by Jackson which are primarily externally valued in accordance with International Private Equity and Venture Capital Association guidelines using the proportion of the company’s investment in each fund as shown in external valuation reports;

-

Equity securities and holdings in collective investment schemes of $445 million (31 December 2019:  $276 million) consisting primarily of property and infrastructure funds held by the Asia participating funds, which are externally valued using the net asset value of the invested entities;

-

Liabilities of $(494) million (31 December 2019:  $(2) million) for the net asset value attributable to external unit holders in respect of consolidated investment funds, which are non-recourse to the Group. These liabilities are valued by reference to the underlying assets; and

-	Other sundry individual financial instruments of a net asset of $87 million (31 December 2019: net asset of $4 million).

Of the net assets of $2,008 million (31 December 2019:  $1,581 million) referred to above:

-

A net asset of $395 million (31 December 2019: $258 million) is held by the Group’s Asia participating funds and therefore shareholders’ profit and equity are not impacted by movements in the valuation of these financial instruments; and

-

A net asset of $1,613 million (31 December 2019:  $1,323 million) is held to support non-linked shareholder-backed business, all of which are externally valued and are therefore inherently less subjective than internal valuations. These instruments consist primarily of private equity investments held by Jackson as described above. If the value of all these level 3 financial instruments decreased by 20 per cent, the change in valuation would be $(319) million (31 December 2019:  $(264) million), which would reduce shareholders’ equity by this amount before tax. All of this amount would pass through the income statement substantially as part of short-term fluctuations in investment returns outside of adjusted operating profit.

(ii)  Transfers into and out of levels

The Group’s policy is to recognise transfers into and out of levels as of the end of each reporting period except for material transfers which are recognised as of the date of the event or change in circumstances that caused the transfer. Transfers are deemed to have occurred when there is a material change in the observed valuation inputs or a change in the level of trading activities of the securities.

During 2020, the transfers between levels within the Group’s portfolio, were primarily transfers from level 1 to level 2 of $3,927 million (2019: $678 million) and transfers from level 2 to level 1 of $1,631 million (2019: $1,121 million). These transfers which relate to equity securities and debt securities arose to reflect the change in the observed valuation inputs and in certain cases, the change in the level of trading activities of the securities. There were transfers into level 3 of $53 million in the year (2019: nil).

Reconciliation of movements in level 3 assets and liabilities measured at fair value

The following table reconciles the value of level 3 fair valued assets and liabilities at 1 January 2020 to that presented at 31 December 2020.

Total investment return recorded in the income statement represents interest and dividend income, realised gains and losses, unrealised gains and losses on the assets classified at fair value through profit and loss and foreign exchange movements on an individual entity’s overseas investments.

Total gains and losses recorded in other comprehensive income includes unrealised gains and losses on debt securities held as available-for-sale principally within Jackson and foreign exchange movements arising from the retranslation of the Group’s overseas subsidiaries and branches.

	2020 $m

					Net asset
					value
		Equity			attributable
		securities		Other	to unit
		and holdings		investments	holders of
		in collective		(including	consolidated	Other
Reconciliation of movements in level 3 assets		investment	Debt	derivative	investment	financial
and liabilities measured at fair value	Loans	schemes	securities	assets)	funds	liabilities	Total
Balance at 1 Jan	3,587	276	6	1,301	(2)	(3,760)	1,408
Total gains (losses) in income statementnote	(2)	4	(5)	(37)	15	(1)	(26)
Total gains (losses) recorded in other comprehensive income	–	9	–	–	(1)	(1)	7
Purchases and other additions	–	428	10	700	(520)	–	618
Sales	–	(169)	(2)	(98)	14	–	(255)
Issues	277	–	–	–	–	(475)	(198)
Settlements	(401)	–	–	–	–	648	247
Transfers into level 3	–	–	53	–	–	–	53
Balance at 31 Dec	3,461	548	62	1,866	(494)	(3,589)	1,854

	2019 $m

							Net asset
							value
		Equity					attributable
		securities		Other		Borrowings	to unit
		and holdings		investments		attributable	holders of
		in collective		(including		to with	consolidated	Other
Reconciliation of movements in level 3 assets		investment	Debt	derivative	Derivative	-profits	investment	financial
and liabilities measured at fair value	Loans	schemes	securities	assets)	liabilities	businesses	funds	liabilities	Total
Balance at 1 Jan	6,054	656	1,505	6,714	(539)	(2,045)	(1,258)	(4,335)	6,752
Removal of discontinued UK and Europe operations	(2,509)	(440)	(1,498)	(5,513)	—	2,045	1,258	451	(6,206)
Total gains (losses) in income statementnote	1	(11)	6	30	539	—	—	(28)	537
Total gains (losses) recorded in other comprehensive income	—	3	—	(6)	—	—	—	(11)	(14)
Purchases	—	69	—	269	—	—	(2)	—	336
Sales	—	(1)	(7)	(193)	—	—	—	—	(201)
Issues	275	—	—	—	—	—	—	(143)	132
Settlements	(234)	—	—	—	—	—	—	306	72
Balance at 31 Dec	3,587	276	6	1,301	—	—	(2)	(3,760)	1,408

Note

Of the total net gains and (losses) in the income statement of $(26) million in 2020 (2019: $537 million), $(46) million (2019: $19 million) relates to net unrealised gains and losses of financial instruments still held at the end of the year, which can be analysed as follows:

	2020 $m	2019 $m
Equity securities and holdings in collective investment schemes	(34)	(11)
Debt securities	1	—
Other investments	(26)	34
Net asset value attributable to unit holders of consolidated investment funds	13	—
Other financial liabilities	—	(4)
Total	(46)	19

(iii)Assets and liabilities at amortised cost and their fair value

The table below shows the financial assets and liabilities carried at amortised cost on the statement of financial position and their fair value. Cash deposits, accrued income, other debtors, accruals, deferred income and other liabilities are excluded from the analysis below, as these are carried at amortised cost which approximates fair value.

	31 Dec 2020 $m				31 Dec 2019 $m
	Level 2	Level 3			Level 2	Level 3
	Valuation	Valuation			Valuation	Valuation
	based on	based on			based on	based on
	significant	significant			significant	significant
	observable	unobservable			observable	unobservable
	market	market	Fair	Carrying	market	market	Fair	Carrying
	inputs	inputs	value	value	inputs	inputs	value	value
Assets
Loans	2,027	9,303	11,330	10,711	1,865	11,646	13,511	12,996
Liabilities
Investment contract liabilities without discretionary participation features	—	(3,218)	(3,218)	(3,188)	—	(3,957)	(3,957)	(3,891)
Core structural borrowings of shareholder-financed businesses	(7,518)	—	(7,518)	(6,633)	(6,227)	—	(6,227)	(5,594)
Operational borrowings (excluding lease liabilities)	(1,948)	—	(1,948)	(1,948)	(2,015)	—	(2,015)	(2,015)
Obligations under funding, securities lending and sale and repurchase agreements	(1,344)	(8,702)	(10,046)	(9,768)	(48)	(9,087)	(9,135)	(8,901)
Total	(8,783)	(2,617)	(11,400)	(10,826)	(6,425)	(1,398)	(7,823)	(7,405)

The fair value of the assets and liabilities in the table above, with the exception of the subordinated and senior debt issued by the Parent Company, has been estimated from the discounted cash flows expected to be received or paid. Where appropriate, the observable market interest rate has been used and the assets and liabilities are classified within level 2. Otherwise, they are included as level 3 assets or liabilities. The fair value included for the subordinated and senior debt issued by the Parent Company is determined using quoted prices from independent third parties. These are presented as level 2 liabilities.

C2.3Additional information on financial instruments

(i)Financial risk

Liquidity analysis

Contractual maturities of financial liabilities on an undiscounted cash flow basis

The following table sets out the contractual maturities for applicable classes of financial liabilities, excluding derivative liabilities and investment contracts that are separately presented. The financial liabilities are included in the column relating to the contractual maturities of the undiscounted cash flows (including contractual interest payments) due to be paid assuming conditions are consistent with those of year end.

	31 Dec 2020 $m
	Total
	carrying
Financial liabilities	value	Contractual maturity profile for financial liabilities
			After 1	After 5	After 10	After 15			Total
		1 year	year to	years to	years to	years to	Over	No stated	undiscounted
		or less	5 years	10 years	15 years	20 years	20 years	maturity	cash flows
Core structural borrowings of shareholder-financed businessesC5.1	6,633	139	1,261	2,000	631	—	—	3,725	7,756
Lease liabilities under IFRS 16	496	142	317	84	20	—	1	—	564
Other operational borrowings	1,948	909	108	473	691	—	—	—	2,181
Obligations under funding, securities lending and sale and repurchase agreements	9,768	3,983	4,461	1,764	147	—	—	—	10,355
Accruals, deferred income and other liabilities	15,508	9,877	290	36	218	—	—	5,087	15,508
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	5,975	5,975	—	—	—	—	—	—	5,975
Total	40,328	21,025	6,437	4,357	1,707	—	1	8,812	42,339

	31 Dec 2019 $m
	Total
	carrying
Financial liabilities	value	Contractual maturity profile for financial liabilities
			After 1	After 5	After 10	After 15			Total
		1 year	year to	years to	years to	years to	Over	No stated	undiscounted
		or less	5 years	10 years	15 years	20 years	20 years	maturity	cash flows
Core structural borrowings of shareholder-financed businessesC5.1	5,594	105	1,146	888	648	—	—	3,725	6,512
Lease liabilities under IFRS 16	630	145	388	113	37	18	1	—	702
Operational borrowings	2,015	941	188	232	1,132	2	—	—	2,495
Obligations under funding, securities lending and sale and repurchase agreements	8,901	2,067	5,476	1,902	278	—	—	—	9,723
Accruals, deferred income and other liabilities	14,488	9,172	636	1	—	248	—	4,431	14,488
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	5,998	5,998	—	—	—	—	—	—	5,998
Total	37,626	18,428	7,834	3,136	2,095	268	1	8,156	39,918

Maturity analysis of derivatives

The following table shows the carrying value of the gross and net derivative positions.

	Carrying value of net derivatives $m
			Net
	Derivative	Derivative	derivative
	assets	liabilities	position
31 Dec 2020	2,599	(482)	2,117
31 Dec 2019	1,745	(392)	1,353

All net derivatives of $2,117 million (31 December 2019: $1,353 million) have been included at fair value due within one year or less, representing the basis on which they are managed (ie to manage principally asset or liability value exposures). The Group has no cash flow hedges and, in general, contractual maturities are not considered essential for an understanding of the timing of the cash flows for these instruments.

Maturity analysis of investment contracts

The table below shows the maturity profile for investment contracts based on undiscounted cash flow projections of expected benefit payments.

	Maturity profile for investment contracts $m
	Total		After 1	After 5	After 10	After 15		Total
	carrying	1 year	year to	years to	years to	years to	Over	undiscounted
	value	or less	5 years	10 years	15 years	20 years	20 years	cash flows
31 Dec 2020	3,658	519	1,713	215	575	710	17	3,749
31 Dec 2019	4,366	600	2,015	534	350	961	12	4,472

The undiscounted cash flows in the maturity profile shown above excludes contracts which have no stated maturity but which are repayable on demand. 2019 cash flows have been adjusted to show them on a consistent basis.

Most investment contracts have options to surrender early, often subject to surrender or other penalties. Therefore, most contracts can be said to have a contractual maturity of less than one year, but the additional charges and term of the contracts mean these are unlikely to be exercised in practice and the more useful information is to present information on expected payment.

The vast majority of the Group’s financial assets are held to back the Group’s policyholder liabilities. Although asset/liability matching is an important component of managing policyholder liabilities (both those classified as insurance and those classified as investments), this profile is mainly relevant for managing market risk rather than liquidity risk. Within each business unit, this asset/liability matching is performed on a portfolio-by-portfolio basis.

In terms of liquidity risk, a large proportion of the policyholder liabilities contain discretionary surrender values or surrender charges, meaning that many of the Group’s liabilities are expected to be held for the long term. Much of the Group’s investment portfolios are in marketable securities, which can therefore be converted quickly to liquid assets.

For the reasons provided above, an analysis of the Group’s assets by contractual maturity is not considered meaningful to evaluate the nature and extent of the Group’s liquidity risk.

Credit risk

The Group’s maximum exposure to credit risk of financial instruments before any allowance for collateral or allocation of losses to policyholders is represented by the carrying value of financial instruments on the balance sheet that have exposures to credit risk comprising cash and cash equivalents, deposits, debt securities, loans and derivative assets, accrued investment income and other debtors, the carrying value of which are disclosed at the start of this note and note (ii) below for derivative assets. The collateral in place in relation to derivatives is described in note (iii) below. Note C1.2 describes the security for the loans held by the Group. The Group’s exposure to credit risk is further discussed in note C6 below.

Of the total loans and receivables held, $8 million (31 December 2019: $7 million) are past their due date but are not impaired. Of the total past due but not impaired, $1 million are less than one year past their due date (31 December 2019: $1 million). The Group expects full recovery of these loans and receivables.

There are no financial assets that would have been past due or impaired had the terms not been renegotiated in both years.

In addition,  the Group did not take possession of any other collateral held as security in both years.

Further details of collateral in place in relation to derivatives, securities lending, repurchase agreements and other transactions are provided in note (iii) below.

Foreign exchange risk

As at 31 December 2020, the Group held  9 per cent (31 December 2019:  8 per cent) of its financial assets and 30 per cent (31 December 2019:  25 per cent) of its financial liabilities in currencies, mainly USD, other than the functional currency of the relevant business units or the currency to which the functional currency is pegged (eg financial assets and liabilities of USD denominated business in Hong Kong). The exchange risks inherent in these exposures are mitigated through the use of derivatives, mainly forward currency contracts and currency swaps as described in note (ii) below.

The amount of exchange loss recognised in the income statement in 2020, except for those arising on financial instruments measured at fair value through profit or loss, is $33 million (2019: $72 million; 2018: $88 million).

(ii)    Derivatives and hedging

Derivative financial instruments are used to reduce or manage investment, interest rate and currency exposures, to facilitate efficient portfolio management and for investment purposes.

The Group does not regularly seek to apply fair value or cash flow hedging treatment under IAS 39. The Group has no fair value and cash flows hedges under IAS 39 at 31 December 2020 and 2019. All derivatives that are not designated as hedging instruments are carried at fair value, with movements in fair value being recorded in the income statement.

Embedded derivatives are embedded within other non-derivative host financial instruments and insurance contracts to create hybrid instruments. Embedded derivatives meeting the definition of an insurance contract are accounted for under IFRS 4. Where economic characteristics and risks of the embedded derivatives are not closely related to the economic characteristics and risks of the host instrument, and where the hybrid instrument is not measured at fair value with the changes in fair value recognised in the income statement, the embedded derivative is bifurcated and carried at fair value as a derivative measured in accordance with IAS 39.

In addition, the Group applies the option under IFRS 4 to not separate and fair value surrender options embedded in host contracts and with-profits investment contracts whose strike price is either a fixed amount or a fixed amount plus interest.

Derivatives held and their purpose

The Group enters into a variety of exchange traded and over-the-counter derivative financial instruments, including futures, options, forward contracts, swaps and swaptions.

All over-the-counter derivative transactions, with the exception of transactions in some Asia operations, are conducted under standardised ISDA (International Swaps and Derivatives Association Inc) master agreements and the Group has collateral agreements between the individual Group entities and relevant counterparties in place under each of these market master agreements.

The majority of the Group's derivatives are held by Jackson. Derivatives are used for efficient portfolio management to obtain cost effective and management of exposure to various markets in accordance with the Group’s investment strategies and to manage exposure to interest rate, currency, credit and other business risks. The Group also uses interest rate derivatives to reduce exposure to interest rate volatility. In particular:

-

US operations hold large amounts of interest-rate sensitive investments that contain credit risks on which a certain level of defaults is expected. These businesses have purchased some swaptions to manage the default risk on certain underlying assets and hence reduce the amount of regulatory capital held to support the assets; and

-

Some products, especially in the US, have guarantee features linked to equity indices. A mismatch between guaranteed product liabilities and the performance of the underlying assets exposes the Group to equity index risk. In order to mitigate this risk, the relevant business units purchase swaptions, equity options and futures to better match asset performance with liabilities under equity-indexed products.

Additional information on Jackson derivative programme

Jackson enters into financial derivative transactions, including those noted below, to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows or quantity of, or a degree of exposure, with respect to assets, liabilities or future cash flows, which Jackson has acquired or incurred.

Jackson uses free-standing derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, fixed index annuities, certain variable annuity guaranteed benefit features and reinsured Guaranteed Minimum Income Benefit variable annuity features are similar to derivatives. Jackson does not account for such items as either fair value or cash flow hedges as might be permitted if the specific hedge documentation requirements of IAS 39 were followed. Financial derivatives are carried at fair value, including derivatives embedded in certain host liabilities where these are required to be valued separately.

The principal types of derivatives used by Jackson and their purpose are as follows:

Derivative	Purpose
Interest rate swaps

These generally involve the exchange of fixed and floating payments over the period for which Jackson holds the instrument without an exchange of the underlying principal amount. These agreements are used to hedge Jackson’s exposure to movements in interest rates.

Swaption contracts

These contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-duration interest rate swap at future exercise dates. Jackson both purchases and writes swaptions in order to hedge against significant movements in interest rates.

Treasury futures contracts	These derivatives are used to hedge Jackson’s exposure to movements in interest rates.
Equity index futures contracts and equity index options

These derivatives (including various call and put options and options contingent on interest rates and currency exchange rates) are used to hedge Jackson’s obligations associated with its issuance of certain VA guarantees. Some of these annuities and guarantees contain embedded options that are fair valued for financial reporting purposes.

Cross-currency swaps

Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging Jackson’s foreign currency denominated funding agreements supporting trust instrument obligations.

Credit default swaps

These swaps represent agreements under which the buyer has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow Jackson to sell the protected bonds at par value to the counterparty if a default event occurs in exchange for periodic payments made by Jackson for the life of the agreement.

Hedging

Up to 31 December 2019, the Group had designated perpetual subordinated capital securities totalling $3.7 billion as a net investment hedge under IAS 39 to hedge the currency risks related to the net investment in Jackson. This net investment hedge was 100 per cent effective in 2019. The Group had no net investment, cash flow or fair value hedges in place during 2020.

(iii)    Derecognition, collateral and offsetting

Derecognition of financial assets and liabilities

The Group’s policy is to derecognise financial assets when it is deemed that substantially all the risks and rewards of ownership have been transferred.

The Group derecognises financial liabilities only when the obligation specified in the contract is discharged, cancelled or has expired.

Reverse repurchase agreements

The Group is party to various reverse repurchase agreements under which securities are purchased from third parties with an obligation to resell the securities. The securities are not recognised as investments in the statement of financial position but the right to receive the cash paid is recognised as deposits.

The Group has entered into reverse repurchase transactions under which it purchased securities and had taken on the obligation to resell the securities. At 31 December 2020, the fair value of the collateral held in respect of these transactions, which is represented by the purchased securities, was $603 million (31 December 2019:  $1,011 million).

Securities lending and repurchase agreements

The Group is also party to various securities lending agreements (including repurchase agreements) under which securities are loaned to third parties on a short-term basis. The loaned securities are not derecognised; rather, they continue to be recognised within the appropriate investment classification. To the extent cash collateral is received it is recognised on the statement of financial position with the obligation to repay the cash paid recognised as a liability. Other collateral is not recognised.

At 31 December 2020, the Group had $2,007 million (31 December 2019:  $90 million) of lent securities and assets subject to repurchase agreements. The cash and securities collateral held or pledged under such agreements were $2,047 million (31 December 2019:  $95 million).

Collateral and pledges under derivative transactions

At 31 December 2020, the Group had pledged $2,422 million (31 December 2019:  $1,301 million) for liabilities and held collateral of $2,306 million (31 December 2019:  $1,883 million) in respect of over-the-counter derivative transactions. These transactions are conducted under terms that are usual and customary to collateralised transactions including, where relevant, standard securities lending and repurchase agreements.

The Group has entered into collateral arrangements in relation to over-the-counter derivative transactions, which permit sale or re-pledging of underlying collateral. The Group has not sold any collateral held or re-pledged any collateral. All over-the-counter derivative transactions, with the exception of transactions in some Asia operations, are conducted under standardised International Swaps and Derivatives Association (ISDA) master agreements. The collateral management for these transactions is conducted under the usual and customary terms and conditions set out in the Credit Support Annex to the ISDA master agreement.

Other collateral

At 31 December 2020, the Group had pledged collateral of $2,614 million (31 December 2019: $3,299 million) in respect of other transactions. This principally arises from Jackson’s membership of the Federal Home Loan Bank of Indianapolis (FHLBI) primarily for the purpose of participating in the bank’s collateralised loan advance programme with short-term and long-term funding facilities. The membership requires Jackson to purchase and hold a minimum amount of FHLBI capital stock, plus additional stock based on outstanding advances in the form of either short-term or long-term notes or funding agreements issued to FHLBI.

Offsetting assets and liabilities

The Group’s derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Group recognises amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.

The following tables present the gross and net information about the Group’s financial instruments subject to master netting arrangements:

	31 Dec 2020 $m
	Gross amount	Related amounts not offset
	included in the	in the balance sheet
	balance	Financial	Cash	Securities
	sheet	instruments	collateral	collateral	Net amount
	note (i)	note (ii)		note (iii)	note (iv)
Financial assets:
Derivative assets	2,523	(122)	(1,249)	(890)	262
Reverse repurchase agreements	588	–	—	(588)	—
Total financial assets	3,111	(122)	(1,249)	(1,478)	262

Financial liabilities:
Derivative liabilities	(203)	122	69	—	(12)
Securities lending and repurchase agreements	(1,384)	—	244	1,140	—
Total financial liabilities	(1,587)	122	313	1,140	(12)

	31 Dec 2019 $m
	Gross amount	Related amounts not offset
	included in the	in the balance sheet
	balance	Financial	Cash	Securities
	sheet	instruments	collateral	collateral	Net amount
	note (i)	note (ii)		note (iii)	note (iv)
Financial assets:
Derivative assets	1,708	(115)	(901)	(618)	74
Reverse repurchase agreements	953	—	—	(953)	—
Total financial assets	2,661	(115)	(901)	(1,571)	74

Financial liabilities:
Derivative liabilities	(216)	115	86	—	(15)
Securities lending and repurchase agreements	(48)	—	48	—	—
Total financial liabilities	(264)	115	134	—	(15)

Notes

(i)	The Group has not offset any of the amounts included in the balance sheet.
(ii)	Represents the amount that could be offset under master netting or similar arrangements where the Group does not satisfy the full criteria to offset in the balance sheet.
(iii)	Excludes initial margin amounts for exchange-traded derivatives.
(iv)

In the tables above, the amounts of assets or liabilities included in the balance sheet would be offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables.